Document and Entity Information	Jan. 18, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2024
Entity File Number	001-35770
Entity Registrant Name	CONTANGO ORE, INC.
Entity Central Index Key	0001502377
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-3431051
Entity Address, Address Line One	516 2nd Avenue
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Fairbanks
Entity Address, State or Province	AK
Entity Address, Postal Zip Code	99701
City Area Code	713
Local Phone Number	877-1311
Title of 12(b) Security	Common Stock, Par Value $0.01 per share
Trading Symbol	CTGO
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3700 Buffalo Speedway
Entity Address, Address Line Two	Suite 925
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	77098